S000064846 [Member] Annual Total Returns		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Nuveen ESG High Yield Corporate Bond ETF | Nuveen ESG High Yield Corporate Bond ETF
Prospectus [Line Items]
Annual Return [Percent]	[1]	6.99%	12.17%	(12.15%)	2.76%	3.96%

[1]	Year-to-date total return as of September 30, 2025 was 7.50%.